Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 01, 2012
Organization and Summary of Significant Accounting Policies [Abstract]
Outstanding Mexican peso currency option contracts

	Effective Dates	Notional Amount	Average Option Contractual Exchange Rate	Fair Value
Buy MXP/Sell USD	July 2, 2012-July 6, 2012	$684	11.85	$—
Buy MXP/Sell USD	July 2, 2012-July 6, 2012	$684	12.85	$(26)
Buy MXP/Sell USD	July 6, 2012-June 28, 2013	$10,200	12.40	$80
Buy MXP/Sell USD	July 6, 2012-June 28, 2013	$10,200	13.40	$(449)

Fair market value of all outstanding Mexican peso option contracts

	July 1, 2012	July 3, 2011
Not Designated as Hedging Instruments:
Other current assets:
Mexican peso option contracts	$—	$245
Other current liabilities:
Mexican peso option contracts	$(395)	$—

Pre-tax effects of the peso option contracts

	Other Income, net
	July 1, 2012	July 3, 2011
Not Designated as Hedging Instruments:
Realized Gain	$18	$33
Realized (loss)	$(438)	$—
Unrealized (loss) gain	$(640)	$245

Summary of financial assets and liabilities at fair value on recurring basis

	July 1, 2012				July 3, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Rabbi Trust Assets:
Stock Index Funds:
Small Cap	$209	$—	$—	$209	$306	$—	$—	$306
Mid Cap	206	—	—	206	294	—	—	294
Large Cap	640	—	—	640	776	—	—	776
U.S. Treasury Securities	2,512	—	—	2,512	2,601	—	—	2,601
Cash and Cash Equivalents	806	—	—	806	372	—	—	372
Mexican peso option contracts	—	80	—	80	—	414	—	414

Total assets at fair value	$4,373	$80	$—	$4,453	$4,349	$414	$—	$4,763

Liabilities:
Mexican peso option contracts	$—	$475	$—	$475	$—	$169	$—	$169

Changes in the allowance for doubtful accounts

	Balance, Beginning of Year	Provision (Recovery) for Doubtful Accounts	Net (Write-Offs) Recoveries	Balance, End of Year
Year ended July 1, 2012	$400	$116	$(16)	$500
Year ended July 3, 2011	$400	$—	$—	$400
Year ended June 27, 2010	$750	$(421)	$71	$400

Inventories

	July 1, 2012	July 3, 2011
Finished products	$5,313	$5,899
Work in process	5,659	5,557
Purchased materials	11,564	11,879

	22,536	23,335
Excess and obsolete reserve	(1,300)	(1,200)

Inventories, net	$21,236	$22,135

Activity related to the excess and obsolete inventory reserve

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year
Year ended July 1, 2012	$1,200	$385	$285	$1,300
Year ended July 3, 2011	$1,418	$334	$552	$1,200
Year ended June 27, 2010	$975	$643	$200	$1,418

Activity related to the repair and maintenance supply parts reserve

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year

Year ended July 1, 2012	$695	$200	$395	$500
Year ended July 3, 2011	$680	$78	$63	$695
Year ended June 27, 2010	$630	$78	$28	$680

Intangible assets carrying value and accumulated amortization

	July 1, 2012	July 3, 2011
Patents, engineering drawings and software	$890	$890
Less: accumulated amortization	(354)	(255)

	$536	$635

Property, plant and equipment: useful lives of assets

Classification	Expected Useful Lives
Land improvements	20 years
Buildings and improvements	20 to 35 years
Machinery and equipment	3 to 10 years

	July 1, 2012	July 3, 2011
Land and improvements	$2,809	$3,078
Buildings and improvements	18,522	18,983
Machinery and equipment	130,683	119,303

	152,014	141,364
Less: accumulated depreciation	(105,684)	(100,728)

	$46,330	$40,636

Property, plant and equipment

	July 1, 2012	July 3, 2011
Gross book value	$62,497	$58,902
Net book value	$20,434	$19,360

Inventory purchases from major suppliers

Fiscal Year	Percentage of Inventory Purchases	Number of Suppliers
2012	41%	14
2011	40%	11
2010	34%	8

Detail of items impacting other income, net

	Years Ended
	July 1, 2012	July 3, 2011	June 27, 2010
Foreign currency transaction gain (loss)	$1,369	$(836)	$(283)
Rabbi Trust gain	24	384	431
Unrealized (loss) gain on Mexican peso option contracts	(640)	245	—
Realized (loss) gain on Mexican peso option contracts	(420)	33	—
Other	249	394	164

	$582	$220	$312

Changes in the balance sheet amounts for self-insured plans

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended July 1, 2012	$320	$4,148	$4,148	$320
Year ended July 3, 2011	$320	$3,077	$3,077	$320
Year ended June 27, 2010	$300	$3,041	$3,021	$320

Changes in warranty reserve

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended July 1, 2012	$3,856	$2,050	$948	$4,958
Year ended July 3, 2011	$1,718	$2,807	$669	$3,856
Year ended June 27, 2010	$221	$2,560	$1,063	$1,718

Accumulated other comprehensive loss

	July 1, 2012	July 3, 2011	June 27, 2010
Unrecognized pension and postretirement benefit liabilities, net of tax	$31,762	$19,772	$28,222
Foreign currency translation	3,995	1,978	3,719

	$35,757	$21,750	$31,941

Intrinsic value of stock options exercised and the fair value of stock options vested

	Years Ended
	July 1, 2012	July 3, 2011	June 27, 2010
Intrinsic value of options exercised	$26	$44	$35
Fair value of stock options vested	$268	$293	$114

Grant date fair values and assumptions

Options Granted During	2012	2011	2010
Weighted average grant date fair value:
Options issued at grant date market value	n/a	n/a	$8.95
Options issued above grant date market value	$10.29	$7.48	n/a
Assumptions:
Risk free interest rates	1.23%	1.08%	3.14%
Expected volatility	59.88%	59.89%	49.73%
Expected dividend yield	1.74%	1.54%	—
Expected term (in years)	6.0	4.0	6.0

Range of options outstanding

	Number of Options Outstanding/Exercisable	Weighted Average Exercise Price Outstanding/Exercisable	Weighted Average Remaining Contractual Life Outstanding (In Years)
$10.92-$26.53	244,800/104,700	$17.93/$14.33	6.7
$44.93-$63.25	88,000/88,000	$56.72/$56.72	1.6

		$28.19/$33.69